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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-05460
                                   --------------------------------------------

                          AIM Treasurer's Series Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

     Karen Dunn Kelley   11 Greenway Plaza, Suite 100 Houston, Texas 77046
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713)626-1919
                                                    ---------------------------

Date of fiscal year end: 8/31
                         ------------------------------------------------------

Date of reporting period: 11/30/08
                          -----------------------------------------------------

Item 1.  Schedule of Investments.

                               PREMIER PORTFOLIO
                    PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
                          PREMIER TAX-EXEMPT PORTFOLIO
           Quarterly Schedule of Portfolio Holdings November 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            I-TST-QTR-1 11/08           Invesco Aim Advisors, Inc.

PREMIER PORTFOLIO

SCHEDULE OF INVESTMENTS
November 30, 2008
(Unaudited)

                                                                                                PRINCIPAL
                                                                         INTEREST   MATURITY      AMOUNT
                                                                           RATE       DATE        (000)           VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER-55.65%(a)

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES-5.20%
   Amstel Funding Corp. (b)(c)                                             3.50%    01/15/09   $   145,000   $  144,365,625
---------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - FULLY SUPPORTED BANK-21.06%(b)
   Concord Minutemen Capital Co., LLC
      Series A, (Multi CEP's-Liberty Hampshire Co., LLC; agent)            4.00%    12/18/08       100,000       99,811,111
      Series A, (Multi CEP's-Liberty Hampshire Co., LLC; agent)            2.40%    01/14/09        40,000       39,882,667
   Crown Point Capital Co., LLC
      Series A, (Multi CEP's-Liberty Hampshire Co., LLC; agent)            1.50%    12/01/08        50,000       50,000,000
      Series A, (Multi CEP's-Liberty Hampshire Co., LLC; agent)            2.40%    01/15/09        50,000       49,850,000
   Grampian Funding Ltd./LLC
      (CEP-HBOS PLC) (c)                                                   1.52%    12/08/08        50,000       49,985,222
      (CEP-HBOS PLC) (c)                                                   2.68%    01/05/09        45,000       44,882,750
   Legacy Capital Co., LLC -Series A, (Multi CEP's-Liberty Hampshire
      Co., LLC; agent)                                                     2.30%    12/19/08        50,000       49,942,500
   Lexington Parker Capital Co., LLC
      (Multi CEP's-Liberty Hampshire Co., LLC; agent)                      3.50%    12/02/08        50,000       49,995,139
      (Multi CEP's-Liberty Hampshire Co., LLC; agent)                      3.50%    12/03/08        50,000       49,990,278
   Surrey Funding Corp. (CEP-Barclays Bank PLC)                            3.15%    12/18/08       100,000       99,851,250
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                584,190,917
---------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - MULTI-PURPOSE-17.51%(b)
   Atlantic Asset Securitization, LLC                                      1.40%    01/06/09        50,000       49,930,000
   Chariot Funding, LLC/Ltd.                                               1.05%    12/22/08        75,000       74,954,062
   Gemini Securitization Corp., LLC                                        1.25%    12/19/08        85,000       84,951,253
   Gemini Securitization Corp., LLC                                        3.75%    12/19/08        50,000       49,901,872
   Gemini Securitization Corp., LLC                                        1.60%    01/09/09        21,000       20,963,600
   Mont Blanc Capital Corp. (c)                                            1.20%    12/01/08        75,000       75,002,750
   Mont Blanc Capital Corp. (c)                                            2.85%    12/01/08        50,000       49,997,250
   Thames Asset Global Securitization No. 1, Inc. (c)                      1.15%    12/09/08        80,000       79,979,556
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                485,680,343
---------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - SECURITIES-3.78%
   Newport Funding Corp. (b)                                               1.30%    12/17/08       105,000      104,939,333
---------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE-2.70%
   Toyota Motor Credit Corp.                                               2.90%    12/08/08        75,000       74,957,708
---------------------------------------------------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE-3.96%(b)
   Metlife Short Term Funding LLC                                          2.91%    12/01/08        50,000       50,000,000
   Metlife Short Term Funding LLC                                          3.01%    12/31/08        60,000       59,849,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                109,849,500
---------------------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-1.44%
   Nordea North America Inc. (c)                                           1.00%    12/18/08        40,000       39,981,111
---------------------------------------------------------------------------------------------------------------------------
      Total Commercial Paper (Cost $1,543,964,537)                                                            1,543,964,537
---------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-25.58%
   Australia and New Zealand Banking Group Ltd.                            2.76%    12/03/08        67,400       67,400,533
   Banco Bilbao Vizcaya Argentaria S.A.                                    3.09%    12/16/08        59,000       58,989,026
   Banco Bilbao Vizcaya Argentaria S.A.                                    2.63%    03/09/09        30,000       30,000,809
   Bank of Nova Scotia                                                     1.85%    01/26/09        25,000       25,000,388
   Bank of Scotland PLC                                                    2.86%    12/31/08        50,000       50,000,413
   BNP Paribas                                                             2.11%    02/25/09        25,000       25,000,594
   CALYON S.A.                                                             2.76%    12/11/08        50,000       50,000,000
   CALYON S.A. (d)                                                         4.62%    01/16/09        40,000       40,056,146

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER PORTFOLIO

                                                                                                PRINCIPAL
                                                                         INTEREST   MATURITY      AMOUNT
                                                                           RATE       DATE        (000)           VALUE
---------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)
   Mitsubishi UFJ Trust & Banking Corp.                                    2.92%    12/11/08   $    50,000   $   50,000,000
   National Australia Bank Ltd. (United Kingdom) (c)                       2.88%    12/08/08        50,000       50,000,096
   National Australia Bank Ltd. (United Kingdom) (c)                       2.82%    12/31/08        25,000       25,000,206
   Nordea Bank A.B. (d)                                                    2.81%    12/01/08        38,100       38,100,000
   Royal Bank of Scotland PLC (d)                                          1.88%    12/15/08        50,000       50,000,457
   Royal Bank of Scotland PLC (d)                                          3.06%    03/05/09        50,000       50,000,000
   Societe Generale (d)                                                    1.80%    02/24/09        50,000       50,000,000
   UniCredito Italiano S.p.A                                               3.00%    12/18/08        50,000       50,000,000
---------------------------------------------------------------------------------------------------------------------------
      Total Certificates of Deposit (Cost $709,548,668)                                                         709,548,668
---------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM NOTES-9.55%(d)
   Bank of America Corp. Floating Rate MTN                                 3.32%    03/24/09        50,000       49,997,131
   ING Bank N.V. Floating Rate MTN (c)                                     3.12%    09/16/09        50,000       50,000,000
   Procter & Gamble International Funding S.C.A. Floating Rate MTN         2.31%    02/19/09        25,000       25,000,000
   Rabobank Nederland Floating Rate MTN (b)(c)                             4.77%    01/15/09        40,000       40,000,389
   Wells Fargo Bank, N.A.                                                  1.35%    09/08/09        50,000       50,000,000
   Westpac Banking Corp. Floating Rate MTN (b)(c)                          2.86%    02/06/09        50,000       49,996,412
---------------------------------------------------------------------------------------------------------------------------
      Total Medium-Term Notes (Cost $264,993,932)                                                               264,993,932
---------------------------------------------------------------------------------------------------------------------------
MASTER NOTE AGREEMENT-2.71%
   Goldman Sachs Credit Partners L.P. (b)(e)(f)
      (Cost $75,000,000)                                                   1.82%          --        75,000       75,000,000
---------------------------------------------------------------------------------------------------------------------------
TIME DEPOSIT-1.80%
   CALYON S.A. (Cayman Islands) (c)
      (Cost $50,000,000)                                                   0.86%    12/01/08        50,000       50,000,000
---------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT-1.62%
   Metropolitan Life Insurance Co. Floating Rate (b)(d)
      (Cost $45,000,000)                                                   4.76%    02/18/09        45,000       45,000,000
---------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTE-0.09%(g)

LETTER OF CREDIT ENHANCED-0.09%(h)
   Colorado (State of) Health Facilities Authority (Bethesda Living
      Centers-Viewpointe); Series 2004 C, Ref. Taxable RB (LOC-Bank
      of America, N.A.) (Cost $2,450,000)                                  3.00%    08/01/30         2,450        2,450,000
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding Repurchase Agreements)-97.00%
  (Cost $2,690,957,137)                                                                                       2,690,957,137
---------------------------------------------------------------------------------------------------------------------------

                                                                                                REPURCHASE
                                                                                                  AMOUNT
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-2.99%(i)
   Deutsche Bank Securities Inc., Joint agreement dated 11/30/08, aggregate maturing value $500,012,500 (collateralized by U.S.
      Government sponsored agency obligations valued at $510,000,000;
      4.60%-5.97%, 03/01/35-08/01/38), (Cost $83,038,960)                  0.30%    12/01/08    83,041,036       83,038,960
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS-99.99% (Cost $2,773,996,097)(j)(k)                                                          2,773,996,097
OTHER ASSETS LESS LIABILITIES-0.01%                                                                                 328,585
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS-100.00%                                                                                           $2,774,324,682
---------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER PORTFOLIO

Investment Abbreviations:

CEP  -- Credit Enhancement Provider
LOC  -- Letter of Credit
MTN  -- Medium-Term Notes
RB   -- Revenue Bonds
Ref. -- Refunding

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2008 was $1,639,022,519, which represented 59.08% of the Fund's Net Assets.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     Netherlands: 13.0%; United Kingdom: 9.0%; other countries less than 5% each: 5.0%.

(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2008.

(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on November 30, 2008.

(f) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.

(g) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2008.

(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i)  Principal amount equals value at period end. See Note 1E.

(j)  Also represents cost for federal income tax purposes.

(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities                             Percentage
--------                             ----------
Gemini Securitization Corp., LLC        5.6%
Met Life Insurance Co.                  5.6
HBOS PLC                                5.2
Amstel Funding Corp.                    5.2
CAYLON S.A.                             5.0
Concord Minutemen Capital Co., LLC      5.0

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

SCHEDULE OF INVESTMENTS
November 30, 2008
(Unaudited)

                                                                                               PRINCIPAL
                                                                         INTEREST   MATURITY     AMOUNT
                                                                           RATE       DATE       (000)         VALUE
-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-81.61%

FEDERAL FARM CREDIT BANK (FFCB)-13.05%(a)
      Floating Rate Bonds                                                  1.04%    03/17/09    $22,000    $ 21,933,228
      Floating Rate Bonds                                                  1.70%    05/19/09     20,000      20,000,000
      Floating Rate Bonds                                                  1.53%    08/28/09     10,000      10,000,000
      Floating Rate Bonds                                                  2.00%    11/12/09     25,000      25,000,000
      Floating Rate Bonds                                                  1.03%    12/21/09     25,000      25,000,000
      Floating Rate Bonds                                                  1.07%    12/21/09     10,000       9,854,691
-----------------------------------------------------------------------------------------------------------------------
                                                                                                            111,787,919
-----------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB)-37.44%
      Unsec. Bonds                                                         2.60%    02/06/09      3,650       3,649,397
      Unsec. Bonds                                                         3.50%    02/13/09      2,030       2,034,842
      Unsec. Bonds                                                         2.90%    02/27/09     10,000      10,000,000
      Unsec. Bonds                                                         2.85%    03/04/09      5,000       5,000,000
      Unsec. Bonds                                                         2.38%    03/10/09     10,000      10,004,180
      Unsec. Bonds                                                         3.25%    03/30/09     15,000      15,000,000
      Unsec. Bonds                                                         3.24%    04/03/09      5,000       5,001,581
      Unsec. Disc. Notes (b)                                               1.10%    03/02/09     10,000       9,972,195
      Unsec. Disc. Notes (b)                                               1.20%    03/13/09     10,000       9,966,000
      Unsec. Disc. Notes (b)                                               3.10%    04/13/09      5,000       4,942,736
      Unsec. Disc. Notes (b)                                               2.50%    04/14/09     10,000       9,906,945
      Unsec. Disc. Notes (b)                                               3.00%    04/21/09     10,000       9,882,500
      Unsec. Disc. Notes (b)                                               1.50%    05/11/09     10,000       9,932,917
      Unsec. Floating Rate Bonds (a)                                       2.58%    12/01/08     20,000      20,000,000
      Unsec. Floating Rate Bonds (a)                                       0.79%    12/12/08      5,000       5,000,000
      Unsec. Floating Rate Bonds (a)                                       1.03%    01/30/09     50,000      50,000,000
      Unsec. Floating Rate Bonds (a)                                       1.32%    02/17/09      5,000       5,000,000
      Unsec. Floating Rate Bonds (a)                                       1.03%    03/04/09     12,400      12,367,047
      Unsec. Floating Rate Bonds (a)                                       0.80%    03/20/09     10,000      10,000,000
      Unsec. Floating Rate Bonds (a)                                       0.79%    03/27/09     25,000      25,000,000
      Unsec. Floating Rate Bonds (a)                                       1.78%    04/01/09     25,000      25,000,000
      Unsec. Floating Rate Bonds (a)                                       2.36%    11/18/09     10,000      10,000,000
      Unsec. Floating Rate Global Bonds (a)                                0.77%    02/19/09      5,000       5,000,000
      Unsec. Floating Rate Global Bonds (a)                                1.98%    05/27/09      3,000       3,000,502
      Unsec. Floating Rate Global Bonds (a)                                1.31%    12/23/09     30,000      29,961,364
      Unsec. Floating Rate Global Bonds (a)                                1.35%    12/28/09     15,000      14,995,326
-----------------------------------------------------------------------------------------------------------------------
                                                                                                            320,617,532
-----------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-21.18%
      Series M006, Class A, Taxable Multi-Family VRD Ctfs. (c)             2.65%    10/15/45     27,578      27,577,811
      Sr. Unsec. Disc. Notes (b)                                           2.07%    01/12/09     20,000      19,951,677
      Sr. Unsec. Disc. Notes (b)                                           2.60%    02/18/09     10,000       9,942,945
      Sr. Unsec. Disc. Notes (b)                                           1.10%    02/23/09      3,300       3,291,530
      Sr. Unsec. Disc. Notes (b)                                           1.00%    02/27/09      2,981       2,973,713
      Sr. Unsec. Disc. Notes (b)                                           1.09%    03/02/09     10,000       9,972,447
      Sr. Unsec. Disc. Notes (b)                                           1.15%    03/06/09      6,300       6,280,881
      Sr. Unsec. Floating Rate Medium-Term Notes (a)                       3.31%    12/26/08     50,000      49,997,618
      Unsec. Disc. Notes (b)                                               1.30%    04/01/09      6,515       6,486,533
      Unsec. Floating Rate Global Notes (a)                                1.69%    10/08/09     10,000       9,989,115
      Unsec. Floating Rate Global Notes (a)                                1.41%    10/19/09     10,000       9,999,345
      Unsec. Floating Rate Global Notes (a)                                1.32%    12/16/09     25,000      24,904,045
-----------------------------------------------------------------------------------------------------------------------
                                                                                                            181,367,660
-----------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

                                                                                               PRINCIPAL
                                                                         INTEREST   MATURITY     AMOUNT
                                                                           RATE       DATE       (000)         VALUE
-----------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-9.94%
      Sr. Unsec. Disc. Notes (b)                                           2.60%    12/17/08    $ 5,000    $  4,994,222
      Sr. Unsec. Disc. Notes (b)                                           2.75%    12/24/08     10,000       9,982,430
      Sr. Unsec. Disc. Notes (b)                                           2.00%    01/20/09     18,000      17,950,000
      Sr. Unsec. Disc. Notes (b)                                           1.88%    01/30/09     10,000       9,968,683
      Sr. Unsec. Disc. Notes (b)                                           2.07%    01/30/09     11,843       1,836,625
      Sr. Unsec. Disc. Notes (b)                                           1.10%    02/23/09      2,300       2,294,097
      Sr. Unsec. Disc. Notes (b)                                           0.95%    03/11/09      5,000       4,986,806
      Unsec. Disc. Notes (b)                                               2.10%    04/08/09      8,300       8,238,027
      Unsec. Disc. Notes (b)                                               3.20%    10/07/09      5,000       4,862,222
      Unsec. Floating Rate Notes (a)                                       0.78%    10/07/09     10,000       9,997,445
      Unsec. Floating Rate Notes (a)                                       3.64%    10/27/09     10,000      10,000,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             85,110,557
-----------------------------------------------------------------------------------------------------------------------
   Total U.S. Government Sponsored Agency Securities
      (Cost $698,883,668)                                                                                   698,883,668
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding Repurchase Agreements)-81.61%
   (Cost $698,883,668)                                                                                      698,883,668
-----------------------------------------------------------------------------------------------------------------------

                                                                                               REPURCHASE
                                                                                                 AMOUNT
------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-18.34%(d)
   Banc of America Securities LLC, Joint agreement dated 11/30/08, aggregate maturing value $250,005,208 (collateralized by U.S.
      Government sponsored agency obligations valued at $255,000,115;
      0%-6.24%, 12/05/08-07/15/45),                                        0.25%    12/01/08   75,001,562     75,000,000
   Barclays Capital Inc., Joint agreement dated 11/30/08, aggregate maturing value $1,127,226,396 (collateralized by U.S. Government sponsored agency obligations valued at $1,149,747,574; 0%-6.25%,
      12/04/08-05/15/29),                                                  0.25%    12/01/08   82,024,709     82,023,000
------------------------------------------------------------------------------------------------------------------------
      Total Repurchase Agreements (Cost $157,023,000)                                                        157,023,000
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS-99.95% (Cost $855,906,668)(e)                                                              855,906,668
OTHER ASSETS LESS LIABILITIES-0.05%                                                                              412,156
------------------------------------------------------------------------------------------------------------------------
NET ASSETS-100.00%                                                                                          $856,318,824
------------------------------------------------------------------------------------------------------------------------

Investment Abbreviations:

Ctfs.  -- Certificates
Disc.  -- Discounted
Sr.    -- Senior
Unsec. -- Unsecured
VRD    -- Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2008.

(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2008.

(d)  Principal amount equals value at period end. See Note 1E.

(e)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER TAX-EXEMPT PORTFOLIO

SCHEDULE OF INVESTMENTS
November 30, 2008
(Unaudited)

                                                                                               PRINCIPAL
                                                                         INTEREST   MATURITY     AMOUNT
                                                                           RATE       DATE       (000)         VALUE
-----------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.49%

ALABAMA-1.42%
   Gulf Shores (City of) Medical Clinic Board (Colonial Pinnacle MOB,
      LLC); Series 2007, VRD RB (LOC-Regions Bank) (a)(b)                   1.53%   07/01/34    $  2,800   $  2,800,000
   Oxford (City of); Series 2003, Unlimited Tax VRD GO Wts.
      (LOC-Branch Banking & Trust Co.) (a)(b)                               1.20%   07/01/15       1,080      1,080,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              3,880,000
-----------------------------------------------------------------------------------------------------------------------
ALASKA-2.84%
   Alaska (State of) Industrial Development Authority (Providence
      Medical Office Building); Series 1985, VRD IDR (LOC-KBC Bank
      N.V.) (a)(b)(c)                                                       6.50%   06/01/10       1,770      1,770,000
   Wachovia MERLOTs (Alaska (State of) Housing Finance Corp.); Series
      1999 D, VRD RB (b)(d)(e)                                              1.35%   06/01/49       6,000      6,000,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              7,770,000
-----------------------------------------------------------------------------------------------------------------------
COLORADO-7.93%
   Colorado (State of) Educational & Cultural Facilities Authority
      (Trinity School of Durham and Chapel Hill); Series 2006, VRD RB
      (LOC-Branch Banking & Trust Co.) (a)(b)                               0.95%   09/01/26       4,600      4,600,000
   Colorado (State of) Housing and Finance Authority (Genesis
      Innovations, LLC and Saddlenotch, LLC); Series 2001, Economic
      Development VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(f)          1.90%   09/01/21         175        175,000
   Concord Metropolitan District; Series 2004, Ref. & Improvement
      Unlimited Tax VRD GO (LOC-Wells Fargo Bank, N.A.) (a)(b)              3.50%   12/01/29         800        800,000
   Southglenn Metropolitan District; Series 2007, VRD Special RB
      (LOC-BNP Paribas) (a)(b)(c)                                           1.08%   12/01/30      15,000     15,000,000
   Triview Metropolitan District; Series 2003 A, Ref. & Improvement
      Unlimited Tax VRD GO (LOC-Banco Bilbao Vizcaya Argentaria, S.A.)
      (a)(b)(c)                                                             1.08%   11/01/23       1,100      1,100,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             21,675,000
-----------------------------------------------------------------------------------------------------------------------
CONNECTICUT-2.01%
   Connecticut (Sate of) Health & Educational Facilities Authority
      (The Hospital of Central Connecticut); Series 2008 A, VRD RB
      (LOC-Bank of America, N.A.) (a)(b)                                    1.00%   07/01/24       5,490      5,490,000
-----------------------------------------------------------------------------------------------------------------------
FLORIDA-11.55%
   Bay Medical Center Board of Trustees; Series 2007 A, Ref. Hospital
      VRD RB (LOC-Regions Bank) (a)(b)                                      3.25%   10/01/27       7,000      7,000,000
   Collier (County of) Industrial Development Authority (Ave Maria
      Utility Co., LLC); Series 2005, VRD IDR (LOC-SunTrust Bank)
      (a)(b)(f)                                                             1.25%   10/01/35       8,000      8,000,000
   Florida (State of) Housing Finance Corp. (Falls of Venice
      Investments, Inc.); Series 2000 G, MFH VRD RB (CEP-Federal
      National Mortgage Association) (b)(f)                                 1.40%   12/01/31       3,980      3,980,000
   Orange (County of) Housing Finance Authority (Windsor Pines);
      Series 2000 E, MFH VRD RB (LOC-Bank of America, N.A.) (a)(b)(f)       1.25%   03/01/35       1,200      1,200,000
   Palm Beach (County of) (Galaxy Aviation of Palm Beach, Inc.)
      Series 2007, VRD RB (LOC-Citibank, N.A.) (a)(b)(f)                    1.35%   09/01/28       1,300      1,300,000
   Palm Beach (County of) Housing Finance Authority (Azalea Place
      Apartments); Series 1999 A, MFH VRD RB (CEP-Federal Home Loan
      Mortgage Corp.) (b)(d)(f)                                             1.25%   12/01/32       5,095      5,095,000
   Palm Beach (County of) Housing Finance Authority (Emerald Bay Club
      Apartments); Series 2004, Ref. VRD MFH RB (LOC-Wachovia Bank,
      N.A.) (a)(b)                                                          2.50%   06/01/30       5,000      5,000,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             31,575,000
-----------------------------------------------------------------------------------------------------------------------
GEORGIA-6.03%
   Atlanta (City of); Series 1999 A, Water & Wastewater RB (g)(h)           5.00%   05/01/09       1,045      1,067,690
   Dekalb (County of) Development Authority (YMCA of Metropolitan
      Atlanta, Inc.); Series 1995, VRD RB (LOC-SunTrust Bank) (a)(b)        0.95%   06/01/20       1,940      1,940,000
   Fulton (County of) Development Authority (Doris & Alex Weber Jewish
      Community High School, Inc.); Series 2006, VRD RB (LOC-Branch
      Banking & Trust Co.) (a)(b)                                           0.95%   12/01/30       4,500      4,500,000
   Gwinnett (County of) Housing Authority (Palisades at Satellite
      Crossing Apartments); Series 2006, Ref. MFH VRD RB (LOC-SunTrust
      Bank) (a)(b)(f)                                                       3.00%   03/01/41       1,000      1,000,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER TAX-EXEMPT PORTFOLIO

                                                                                               PRINCIPAL
                                                                         INTEREST   MATURITY     AMOUNT
                                                                           RATE       DATE       (000)         VALUE
-----------------------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)
   Richmond (County of) Development Authority (MCG Health, Inc.)
      Series 2008 A, VRD RB (LOC-UBS AG) (a)(b)(c)                          1.15%   07/01/37    $    900   $    900,000
   Tallapoosa (City of) Development Authority (United States Can Co.);
      Series 1994, Ref. VRD IDR (LOC-Deutsche Bank A.G.) (a)(b)(c)          1.40%   02/01/15         800        800,000
   Waleska (City of) Downtown Development Authority (Reinhardt
      College); Series 2003, VRD RB (LOC-Regions Bank) (a)(b)               1.53%   10/01/28       6,275      6,275,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             16,482,690
-----------------------------------------------------------------------------------------------------------------------
IDAHO-0.73%
   Custer (County of) (Standard Oil Co.); Series 1983, PCR (b)(c)           3.00%   10/01/09       2,000      2,000,000
-----------------------------------------------------------------------------------------------------------------------
ILLINOIS-14.79%
   Chicago (City of) (Churchview Supportive Living Facility); Series
      2003, MFH VRD RB (LOC-Harris N.A.) (a)(b)(d)(f)                       1.50%   03/01/33       3,000      3,000,000
   Cook (County of) (Community Consolidated School District No. 54
      (Schaumburg)); Series 2007, Limited Tax GO                            4.25%   12/01/08         300        300,000
   DeWitt, Piatt, and McLean (Counties of) (Blue Ridge Community Unit
      School District No.18); Series 1999, Unlimited Tax GO (g)(h)          4.60%   12/01/08         860        860,000
   DuPage and Will (Counties of) (Indian Prairie Community Unit School
      District No.24); Series 1998, School Building Unlimited Tax GO
      (g)(h)                                                                5.25%   12/30/08         400        400,919
   East Dundee (Village of) (Kreis Tool & Manufacturing Co., Inc.);
      Series 1997, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(f)        1.90%   06/01/27       1,125      1,125,000
   Illinois (State of) Development Finance Authority (Aurora Central
      Catholic High School); Series 1994, VRD RB (LOC-Allied Irish
      Banks PLC) (a)(b)(c)                                                  1.10%   04/01/24       1,000      1,000,000
   Illinois (State of) Development Finance Authority (F.C. Harris
      Pavilion Apartments); Series 1994, Residential Rental VRD RB
      (CEP- Federal Home Loan Mortgage Corp.) (b)(f)                        1.30%   04/01/24       2,500      2,500,000
   Illinois (State of) Development Finance Authority (James Jordan
      Boys & Girls Club and Family Life Center); Series 1995, VRD RB
      (LOC-JPMorgan Chase Bank, N.A., Bank of America N.A.) (a)(b)(d)       0.90%   08/01/30       4,700      4,700,000
   Illinois (State of) Development Finance Authority (Providence-St.
      Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.)
      (a)(b)                                                                0.90%   06/01/37       2,525      2,525,000
   Illinois (State of) Development Finance Authority (Teachers Academy
      for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan
      Chase Bank, N.A.) (a)(b)                                              1.40%   02/01/21       2,080      2,080,000
   Illinois (State of) Educational Facilities Authority (Pooled
      Financing Program); Series 2002, Commercial Paper RN
      (LOC-Northern Trust Corp.) (a)                                        1.60%   12/05/08       1,600      1,600,000
   Illinois (State of) Finance Authority (Advocate Health Care
      Network); Series 2008 A-2, RB (b)                                     1.90%   02/05/09         685        685,000
   Illinois (State of) Finance Authority (Loyola University of Chicago
      Financing Program); Series 2008, Commercial Paper RN
      (LOC-JPMorgan Chase Bank, N.A.) (a)                                   1.50%   05/05/09       1,500      1,500,000
   Illinois (State of) Health Facilities Authority (Evanston Hospital
      Corp.); Series 1990 A, VRD RB (b)                                     3.00%   01/23/09       1,500      1,500,000
   Monmouth (City of) (Monmouth College); Series 2005, VRD IDR
      (LOC-Allied Irish Banks PLC) (a)(b)(c)                                1.03%   06/01/35       5,940      5,940,000
   South Barrington (Village of); Series 1998, Unlimited Tax VRD GO
      (LOC-Harris N.A.) (a)(b)                                              1.40%   12/01/27         700        700,000
   Wachovia MERLOTs (University of Illinois); Series 2000 S, Auxiliary
      Facilities VRD RB (b)(d)(e)                                           1.35%   04/01/30      10,000     10,000,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             40,415,919
-----------------------------------------------------------------------------------------------------------------------
INDIANA-3.02%
   Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD
      Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)        2.04%   04/01/36       2,500      2,500,000
   Franklin (County of) (Sisters of St. Francis of Oldenburg, Inc.);
      Series 1998, VRD Economic Development RB (LOC-JPMorgan Chase
      Bank, N.A.) (a)(b)                                                    1.40%   12/01/18       1,300      1,300,000
   Greensburg (City of) (Village Community Partners II, L.P.); Series
      2002 A, MFH VRD RB (CEP-Federal Home Loan Bank of Indianapolis)
      (b)(f)                                                                1.25%   09/01/29         615        615,000
   Indiana (State of) Development Finance Authority (Youth Opportunity
      Center, Inc.); Series 1998, Educational Facilities VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                1.40%   01/01/24       1,000      1,000,000
   Indiana (State of) Health Facility Financing Authority (Stone Belt
      Arc, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)
      (a)(b)                                                                1.40%   02/01/25       1,500      1,500,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER TAX-EXEMPT PORTFOLIO

                                                                                               PRINCIPAL
                                                                         INTEREST   MATURITY     AMOUNT
                                                                           RATE       DATE       (000)         VALUE
-----------------------------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)
   Indiana (State of) Housing Finance Authority (Pedcor
      Investments-Cumberland Crossing Apartments Development); Series
      1997 M-B, MFH VRD RB (LOC-Federal Home Loan Bank of
      Indianapolis) (a)(b)(f)                                               1.27%   01/01/29    $    734   $    734,000
   Portage (City of) (Pedcor Investments-Port Crossing III
      Apartments); Series 1995 B, Economic Development VRD RB
      (LOC-Federal Home Loan Bank of Indianapolis) (a)(b)(f)                1.35%   08/01/30         615        615,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              8,264,000
-----------------------------------------------------------------------------------------------------------------------
KANSAS-0.91%
   Olathe (City of) (Jefferson Place Apartments); Series 2003 B,
      Ref. MFH VRD RB (CEP-Federal Home Loan Mortgage Corp.) (b)(f)         1.14%   01/01/34       2,485      2,485,000
-----------------------------------------------------------------------------------------------------------------------
KENTUCKY-0.55%
   Newport (City of) (Kentucky League of Cities Funding Trust);
      Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)        1.03%   04/01/32       1,500      1,500,000
-----------------------------------------------------------------------------------------------------------------------
MAINE-0.38%
   Gorham (Town of) (Pettingill Group, LLC) Series 2004, VRD RB
      (LOC-Bank of America, N.A.) (a)(b)(f)                                 1.30%   04/01/24       1,050      1,050,000
-----------------------------------------------------------------------------------------------------------------------
MARYLAND-0.24%
   Harford (County of); Series 2001, Consolidated Public Improvement
      Unlimited Tax GO                                                      4.20%   01/15/09         300        300,800
   Queen Anne's (County of) (Safeway Inc.); Series 1994, Ref.
      Economic Development VRD RB (LOC-Deutsche Bank A.G.) (a)(b)(c)        2.60%   12/01/09         350        350,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                650,800
-----------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS-4.16%
   Massachusetts (Commonwealth of); Series 2008 C, Limited Tax GO RAN       4.00%   05/29/09       1,800      1,815,670
   Massachusetts (State of) Development Finance Agency (Clark
      University); Series 2008, VRD RB (LOC-Toronto Dominion Bank)
      (a)(b)(c)                                                             1.12%   10/01/38       6,185      6,185,000
   Massachusetts (State of) Development Finance Agency (Lasell
      College); Series 2008, VRD RB (LOC-RBS Citizens, N.A.) (a)(b)         1.02%   07/01/38       1,665      1,665,000
   Massachusetts (State of) Development Finance Agency
      (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN
      (LOC-Toronto Dominion Bank) (a)(c)                                    4.25%   12/11/08       1,700      1,700,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             11,365,670
-----------------------------------------------------------------------------------------------------------------------
MICHIGAN-2.14%
   Michigan (State of) Housing Development Authority (Berrien Woods
      III Apartments); Series 2000 B, MFH VRD RB (LOC-Federal Home
      Loan Bank of Indianapolis) (a)(b)(f)                                  1.30%   07/01/32         250        250,000
   Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit);
      Series 2001, Limited Obligation VRD RB (LOC-JPMorgan Chase Bank,
      N.A.) (a)(b)                                                          1.03%   05/01/31         600        600,000
   Wachovia MERLOTs (Detroit (City of); Series 2000 D, Sr. Lien VRD
      Water Supply System RB (b)(d)(e)                                      1.35%   07/01/29       4,995      4,995,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              5,845,000
-----------------------------------------------------------------------------------------------------------------------
MINNESOTA-3.95%
   Minnesota (State of) Higher Education Facilities Authority
      (Gustavus Adolphus College); Series 2004 Five-X, VRD RB
      (LOC-Allied Irish Banks PLC) (a)(b)(c)                                1.03%   10/01/34       6,800      6,800,000
   Minnesota (State of) Rural Water Finance Authority; Series 2008,
      Public Construction RN                                                2.75%   06/01/09         800        802,742
   Oakdale (City of) (Cottage Homesteads of Aspen); Series 2008, Ref.
      MFH VRD RB (CEP-Federal Home Loan Mortgage Corp.) (b)(f)              1.25%   06/01/45         500        500,000
   Winona (City of) Port Authority (Bay State Milling Co.); Series
      2001A, VRD IDR (LOC-Harris Bank N.A.) (a)(b)(f)                       1.50%   06/01/11       2,700      2,700,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             10,802,742
-----------------------------------------------------------------------------------------------------------------------
MISSISSIPPI-4.32%
   Mississippi (State of) Business Finance Corp. (200 Renaissance,
      LLC); Series 2008, VRD RB (LOC-Regions Bank) (a)(b)                   1.43%   01/01/37      11,800     11,800,000
-----------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER TAX-EXEMPT PORTFOLIO

                                                                                               PRINCIPAL
                                                                         INTEREST   MATURITY     AMOUNT
                                                                           RATE       DATE       (000)         VALUE
-----------------------------------------------------------------------------------------------------------------------
MISSOURI-0.36%
   Missouri (State of) Health & Educational Facilities Authority
      (Missouri Pooled Hospital Loan Program-Freeman Health System);
      Series 1999 C, VRD RB (LOC-KBC Bank N.V.) (a)(b)(c)                   1.00%   08/01/29    $    975   $    975,000
-----------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE-0.40%
   Manchester (City of) Housing & Redevelopment Authority (Wall Street
      Tower Limited Partnership); Series 1990 B, MFH RB (LOC-PNC Bank
      N.A.) (a)(b)(f)                                                       1.35%   06/15/15       1,090      1,090,000
-----------------------------------------------------------------------------------------------------------------------
NEW YORK-0.37%
   North Amityville (City of) Fire Company Inc. Series 2003, VRD Fire
      Department RB (LOC-Citibank, N.A.) (a)(b)                             1.20%   09/01/23       1,000      1,000,000
-----------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA-6.11%
   Greensboro (City of); Series 2004, Ref. GO                               5.25%   03/01/09         475        479,115
   North Carolina (State of) Medical Care Commission (Depaul Community
      Facilities, Inc.) Series 1999, First Mortgage Health Care
      Facilities RB (g)(h)                                                  7.63%   11/01/09       2,000      2,122,800
   North Carolina (State of) Medical Care Commission (Person Memorial
      Hospital); Series 2005, Health Care Facilities VRD RB
      (LOC-Branch Banking & Trust Co.) (a)(b)                               0.95%   01/01/35      14,105     14,105,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             16,706,915
-----------------------------------------------------------------------------------------------------------------------
OHIO-6.40%
   Coshocton (County of) (Coshocton County Memorial Hospital); Series
      1999, Hospital Facilities VRD RB (LOC-JPMorgan Chase Bank, N.A.)
      (a)(b)                                                                0.80%   03/01/19       3,145      3,145,000
   Richland (County of) (Wesleyan Senior Living Obligated Group);
      Series 2004 A, Ref. Health Care Facilities VRD RB (LOC-JPMorgan
      Chase Bank, N.A.) (a)(b)                                              0.93%   11/01/27      14,330     14,330,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             17,475,000
-----------------------------------------------------------------------------------------------------------------------
OKLAHOMA-0.98%
   Oklahoma (County of) Finance Authority (Oxford Oaks, Watersedge &
      Gardens at Reding Apartments); Series 2000, Ref. MFH VRD RB
      (CEP-Federal National Mortgage Association) (b)                       0.92%   07/15/30         785        785,000
   Oklahoma (State of) Development Finance Authority (St. John Health
      System); Series 1999, Ref. RB (g)(h)                                  5.75%   02/15/09         375        381,604
   Oklahoma (State of) Water Resources Board; Series 1997, State Loan
      Program RB (b)                                                        1.65%   03/02/09       1,500      1,500,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              2,666,604
-----------------------------------------------------------------------------------------------------------------------
OREGON-0.23%
   Marion (County of) Housing Authority (Residence at Marion Estates);
      Series 1997, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(f)                   1.30%   07/01/27         630        630,000
-----------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA-1.32%
   Delaware (County of) Industrial Development Authority (The Agnes
      Irwin School); Series 2003, Educational Facilities VRD RB
      (LOC-RBS Citizens, N.A.) (a)(b)                                       1.00%   10/01/33       3,000      3,000,000
   East Stroudsburg (City of) Area School District; Series 2003 A,
      Unlimited Tax GO (g)(h)                                               4.50%   03/01/09         200        200,992
   New Castle Area School District; Series 2003 B, Unlimited Tax GO
      (g)(h)                                                                4.75%   03/01/09         400        402,977
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              3,603,969
-----------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA-0.42%
   Charleston (County of) School District; Series 2008, Unlimited Tax       4.00%   03/01/09       1,135      1,139,323
-----------------------------------------------------------------------------------------------------------------------
TENNESSEE-0.40%
   Williamson (County of) Industrial Development Board (Currey Ingram
      Academy); Series 2003, Educational Facilities VRD IDR
      (LOC-SunTrust Bank) (a)(b)                                            1.90%   04/01/23       1,100      1,100,000
-----------------------------------------------------------------------------------------------------------------------
TEXAS-8.40%
   Crawford (City of) Education Facilities Corp. (Central Houston
      Parking LLC-University Parking System); Series 2004 A, Ref. VRD
      RB (LOC-BNP Paribas) (a)(b)(c)                                        1.28%   05/01/35       5,000      5,000,000
   Denton (County of) Independent School District; Series 1993, Ref.
      Unlimited Tax GO (CEP-Texas Permanent School Fund)                    5.00%   02/15/09         500        502,859

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER TAX-EXEMPT PORTFOLIO

                                                                                               PRINCIPAL
                                                                         INTEREST   MATURITY     AMOUNT
                                                                           RATE       DATE       (000)         VALUE
-----------------------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)
   Garland (City of) Industrial Development Authority, Inc. (Carroll
      Co.); Series 1984, VRD IDR (LOC-Wells Fargo Bank, N.A.)
      (a)(b)(d)                                                             0.90%   12/01/14    $  3,200   $  3,200,000
   Harrison (County of) Health Facilities Development Corp. (Marshall
      Regional Medical Center); Series 2006, VRD Hospital RB
      (LOC-Regions Bank) (a)(b)                                             1.43%   04/01/26       2,072      2,072,000
   Hockley (County of) Industrial Development Corp. (Amoco Corp.);
      Series 1985, VRD PCR (b)(c)                                           2.70%   11/01/19       1,400      1,400,000
   Houston (City of) Higher Education Finance Corp. (Tierwester Oaks &
      Richfield Manor); Series 2003 A, Housing VRD RB (LOC-Bank of
      New York) (a)(b)                                                      2.70%   03/01/33       4,900      4,900,000
   Mesquite (City of) Industrial Development Corp. (Championship
      Rodeo, L.P.); Series 1995, Ref. VRD IDR (LOC-JPMorgan Chase Bank
      N.A.) (a)(b)                                                          2.90%   12/01/10         510        510,000
   San Antonio (City of);
      Series 2005 A, Water System Commercial Paper Notes                    1.68%   12/04/08       1,500      1,500,000
      Series 1998 A, Ref. Electric and Gas Systems RB                       5.13%   02/01/09         100        100,564
   Texas (State of); Series 2008, TRAN                                      3.00%   08/28/09       2,000      2,019,943
   Tyler (City of) Independent School District; Series 2005 A, Ref.
      Unlimited Tax GO (CEP-Texas Permanent School Fund)                    3.50%   02/15/09         250        250,896
   University of Texas System Board of Regents (Revenue Financing
      System); Series 2002 A, Commercial Paper Notes                        2.00%   12/04/08       1,500      1,500,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             22,956,262
-----------------------------------------------------------------------------------------------------------------------
UTAH-0.62%
   Duchesne School District Municipal Building Authority; Series 2005,
      Lease VRD RB (LOC-U.S. Bank, N.A.) (a)(b)                             0.86%   06/01/21         900        900,000
   Sanpete (County of) (Wasatch Academy); Series 2003, Multi-Mode VRD
      School Facility RB (LOC-U.S. Bank, N.A.) (a)(b)                       0.86%   08/01/28         800        800,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              1,700,000
-----------------------------------------------------------------------------------------------------------------------
WASHINGTON-3.72%
   Seattle (Port of) Industrial Development Corp. (Sysco Food Services
      of Seattle, Inc.); Series 1994, Ref. VRD RB (b)                       0.95%   11/01/25       1,050      1,050,000
   University of Washington; Series 2006 C, General Commercial Paper
      RN                                                                    1.50%   12/01/08       2,000      2,000,000
   Washington (State of) Housing Finance Commission (Heatherwood
      Apartments); Series 2002 A, MFH VRD RB (CEP- Federal Home Loan
      Mortgage Corp.) (b)(d)(f)                                             1.25%   06/01/37         500        500,000
   Washington (State of) Housing Finance Commission (Lakewood Meadows
      Apartments); Series 2000 A, MFH VRD RB (CEP-Federal National
      Mortgage Association) (b)(f)                                          1.25%   07/15/33         555        555,000
   Washington (State of) Housing Finance Commission (Seattle Country
      Day School); Series 2006, Non-Profit VRD RB (LOC-Bank of
      America, N.A.) (a)(b)                                                 1.00%   07/01/32       1,100      1,100,000
   Washington (State of) Housing Finance Commission (Sherwood Springs
      Apartments); Series 1997 A, MFH VRD RB (LOC-U.S. Bank, N.A.)
      (a)(b)(f)                                                             1.30%   09/01/27       4,960      4,960,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             10,165,000
-----------------------------------------------------------------------------------------------------------------------
WISCONSIN-0.77%
   River Falls (City of) (Quadion Corp.); Series 1994, VRD IDR
      (LOC-U.S. Bank, N.A.) (a)(b)(d)(f)                                    1.30%   11/01/14         680        680,000
   Wisconsin (State of) Health & Educational Facilities Authority
      (Valley Packaging Industries Inc.); Series 2005, VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                0.90%   07/01/35       1,210      1,210,000
   Wisconsin (State of); Series 1999 A, Unlimited Tax GO (g)(h)             5.00%   05/01/09         200        202,401
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              2,092,401
-----------------------------------------------------------------------------------------------------------------------
WYOMING-1.02%
   Gillette (City of) (Pacificorp); Series 1988, Ref. Customized
      Purchase VRD PCR (LOC-Barclays Bank PLC) (a)(b)(c)                    1.00%   01/01/18       2,800      2,800,000
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS-98.49% (Cost $269,152,295)(i)(j)                                                          269,152,295
OTHER ASSETS LESS LIABILITIES-1.51%                                                                           4,120,051
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS-100.00%                                                                                         $273,272,346
-----------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER TAX-EXEMPT PORTFOLIO

Investment Abbreviations:

CEP    -- Credit Enhancement Provider
GO     -- General Obligation Bonds
IDR    -- Industrial Development Revenue Bonds
LOC    -- Letter of Credit
MERLOT -- Municipal Exempt Receipts Liquidity Option Tender
MFH    -- Multi-Family Housing
PCR    -- Pollution Control Revenue Bonds
RAN    -- Revenue Anticipation Notes
RB     -- Revenue Bonds
Ref.   -- Refunding
RN     -- Revenue Notes
Sr.    -- Senior
TRAN   -- Tax and Revenue Anticipation Notes
VRD    -- Variable Rate Demand
Wts.   -- Warrants

Notes to Schedule of Investments:

(a) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(b) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2008.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     France: 7.3%; Ireland: 5.0%; other countries less than 5% each: 7.3%.

(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2008 was $38,170,000, which represented 13.97% of the Fund's Net Assets.

(e) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(f)  Security subject to the alternative minimum tax.

(g)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(h) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(i)  Also represents cost for federal income tax purposes.

(j) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities                     Percentage
--------                     ----------
JPMorgan Chase Bank, N.A.       13.1%
Regions Bank                    11.0
Branch Banking & Trust Co.       8.9
BNP Paribas                      7.3
Allied Irish Banks PLC           5.0

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TREASURER'S SERIES TRUST

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS - The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

          Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

          The Funds may periodically participate in litigation related to Fund's investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

          The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

          The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

          The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

AIM TREASURER'S SERIES TRUST

          Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

          There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

E. REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

          Level 1 - Quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          Below is a summary of the tiered valuation input levels, as of the end of the reporting period, November 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                 INVESTMENTS IN SECURITIES INPUT LEVEL
                          ---------------------------------------------------
FUND NAME                 Level 1       Level 2      Level 3        TOTAL
---------                 -------   --------------   -------   --------------
Premier Portfolio           $--     $2,773,996,097     $--     $2,773,996,097
Premier U.S. Government
   Money Portfolio           --        855,906,668      --        855,906,668
Premier Tax-Exempt
   Portfolio                 --        269,152,295      --        269,152,295

Item 2. Controls and Procedures.

     (a) As of December 16, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 16, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Treasurer's Series Trust

By:   /s/ Karen Dunn Kelley
      -----------------------------------------------------------
      Karen Dunn Kelley
      Principal Executive Officer

Date: January 29, 2009


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ Karen Dunn Kelley
      -----------------------------------------------------------
      Karen Dunn Kelley
      Principal Executive Officer

Date: January 29, 2009


By:   /s/ Sheri Morris
      -----------------------------------------------------------
      Sheri Morris
      Principal Financial Officer

Date: January 29, 2009

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.